UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of February 28, 2017 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.2%
Alabama 0.8%
Alabama, State Public School & College Authority Revenue:
Series B, 5.0%, 1/1/2024	9,680,000	11,514,360
Series A, Prerefunded 5/1/2019 @ 100, 5.0%, 5/1/2024	3,000,000	3,253,920
		14,768,280
Alaska 0.7%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,375,000	1,412,551
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,455,142
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series B, 0.57% *, 12/1/2033	5,000,000	5,000,000
		12,867,693
Arizona 1.9%
Arizona, State School Facilities Board, Certificates of Participation, Series A, 5.0%, 9/1/2023	3,500,000	4,100,460
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,274,830
Arizona, Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	4,000,000	4,258,880
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,242,337
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	1,305,000	1,408,748
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,458,720
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,700,041
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	8,160,000	8,281,176
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	749,710
		33,474,902
California 9.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	10,830,200
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,720,475
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2029	4,000,000	4,461,680
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.94% **, Mandatory Put 12/1/2017 @ 100, 12/1/2035	14,285,000	14,282,000
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,496,650
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	11,047,900
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,262,750
5.25%, 9/1/2027	10,000,000	11,510,900
5.75%, 4/1/2027	5,000,000	5,485,450
6.0%, 4/1/2018	1,700,000	1,797,138
6.0%, 3/1/2033	3,765,000	4,269,134
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.63% *, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,320,000	1,320,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded 11/1/2019 @ 100, 6.25%, 11/1/2021	7,000,000	7,960,120
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded 4/1/2019 @ 100, 6.125%, 4/1/2028	2,000,000	2,213,840
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,159,650
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,611,150
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,107,500
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,260,040
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2023, INS: AGMC	4,295,000	4,544,626
Series U, Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2023, INS: AGMC	2,705,000	2,871,249
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded 5/15/2019 @ 100, 5.125%, 5/15/2029	4,000,000	4,365,000
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,687,650
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,687,650
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,782,910
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	1,145,000	1,270,171
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2025	855,000	958,464
Series C, 5.0%, 5/1/2026	1,635,000	1,812,659
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2026	1,215,000	1,362,027
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2030	13,000,000	14,118,390
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,780,196
		166,037,569
Colorado 0.6%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,724,025
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,702,819
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,098,640
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	563,750
Series B, 5.0%, 11/15/2021	500,000	575,225
Series B, 5.0%, 11/15/2022	2,350,000	2,732,772
		11,397,231
Connecticut 1.3%
Connecticut, State General Obligation, Green Bonds, Series F, 5.0%, 10/15/2030	7,000,000	8,033,340
Connecticut, State Housing Finance Authority Revenue, Housing Finance Program, Series A-1, 4.0%, 11/15/2047 (a)	5,790,000	6,271,496
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	9,321,920
		23,626,756
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,682,560
District of Columbia 1.0%
District of Columbia, General Obligation, Series E, 5.0%, 6/1/2027	2,500,000	3,044,200
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,564,200
District of Columbia, Income Tax Secured Revenue, Series B, 0.94% **, 12/1/2017	10,000,000	10,005,600
		18,614,000
Florida 4.7%
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,188,406
Broward County, FL, Water & Sewer Utility Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	2,745,000	2,922,656
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	2,125,000	2,333,250
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	670,000	697,416
Florida, State Board of Public Education, Capital Outlay, Series B, 4.0%, 6/1/2029	1,450,000	1,584,198
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,294,871
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,534,823
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	5,884,900
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,065,274
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,471,680
Series A, 5.75%, 10/1/2026	8,000,000	8,892,320
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,582,808
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	833,431
Series A-1, 5.5%, 10/1/2026	3,335,000	3,782,457
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	1,065,000	1,224,281
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,038,170
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGC	10,000,000	11,127,300
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2023, INS: AGMC	1,200,000	1,404,096
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,317,920
Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	8,414,925
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2023	3,000,000	3,518,280
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,547,275
		83,660,737
Georgia 4.1%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,191,183
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,846,835
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,521,460
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,457,600
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,873,840
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,305,154
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	7,634,472
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	1,994,714
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,170,880
Series A, 5.0%, 11/1/2027	1,000,000	1,105,440
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,684,800
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,855,605
Georgia, State General Obligation, Series C-1, 3.0%, 1/1/2027	10,000,000	10,354,000
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,706,425
		73,702,408
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,112,580
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,614,056
Series A, 5.25%, 7/1/2028	5,010,000	5,600,028
Series A, 5.25%, 7/1/2029	3,155,000	3,521,106
Hawaii, State General Obligation:
Series FB, 4.0%, 4/1/2029	10,000,000	10,944,700
Series DK, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2021	180,000	188,843
Honolulu City & County, HI, Wastewater Systems Revenue:
Series B, 4.0%, 7/1/2029	2,475,000	2,717,600
Series B, 4.0%, 7/1/2030	1,000,000	1,084,310
		26,670,643
Illinois 5.8%
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,577,375
Series B, 5.0%, 1/1/2029	5,000,000	5,660,350
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,884,500
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series E, 5.0%, 1/1/2024	4,000,000	4,644,240
Series C, 5.0%, 1/1/2030	1,250,000	1,425,125
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,777,445
5.25%, 6/1/2020	3,000,000	3,344,340
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,061,900
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,388,186
Illinois, State General Obligation, 5.0%, 2/1/2023	10,000,000	10,607,700
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,483,600
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	13,869,021
Series A, 5.0%, 1/1/2027	1,250,000	1,424,663
Series A, 5.0%, 1/1/2028	1,250,000	1,418,100
Series A-1, 5.25%, 1/1/2030	5,000,000	5,442,250
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,062,880
Northern, IL, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2028	3,435,000	3,944,891
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	735,000	737,249
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,960,075
		104,713,890
Indiana 1.5%
Indiana, State Finance Authority Revenue, Green Bonds, Series B, 5.0%, 2/1/2023	4,285,000	5,075,582
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,715,000
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,770,359
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,952,779
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,161,100
		26,674,820
Iowa 1.6%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	18,085,650
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,665,200
		28,750,850
Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,929,516
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,087,047
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	7,242,602
		13,259,165
Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,096,810
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,479,619
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,715,757
		3,195,376
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,820,282
Massachusetts 3.4%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,223,495
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022	2,740,000	3,150,726
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series I, 5.0%, 7/1/2027	3,300,000	3,891,591
Series I, 5.0%, 7/1/2028	10,000,000	11,671,800
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,408,774
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 1.19% **, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,920,000	4,919,852
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2023	7,000,000	8,332,170
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,493,850
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	750,000	759,518
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,039,080
		60,890,856
Michigan 4.4%
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,409,648
Series A, 5.0%, 5/1/2021	2,100,000	2,342,466
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Senior Lien, Series C, 5.0%, 7/1/2031	10,000,000	11,270,900
Michigan, State Building Authority Revenue, Facilities Program:
Series II-A, 5.0%, 10/15/2024	1,610,000	1,811,459
Series I, 5.0%, 4/15/2027	11,225,000	13,106,310
Michigan, State Finance Authority Revenue, Series C-3, 5.0%, 4/1/2023	3,000,000	3,395,040
Michigan, State Finance Authority Revenue, Clean Water Revolving Fund, Series B, 4.0%, 10/1/2030	7,500,000	8,140,500
Michigan, State Finance Authority Revenue, Henry Ford Health System:
5.0%, 11/15/2028	2,000,000	2,280,080
5.0%, 11/15/2031	10,700,000	11,992,774
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,429,560
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,632,028
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,405,322
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,262,110
University of Michigan, State University Revenues, Series E, 1.07% **, Mandatory Put 4/2/2018 @ 100, 4/1/2033	7,000,000	6,988,870
		79,467,067
Minnesota 0.7%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,328,980
Series A, 5.0%, 1/1/2028	3,500,000	4,061,330
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	6,830,864
		13,221,174
Mississippi 1.0%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,930,451
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,671,400
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	550,000	569,448
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,400,681
		18,571,980
Missouri 0.2%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,810,383
Series A, 5.0%, 6/1/2023	1,375,000	1,570,112
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	460,000	481,100
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	335,000	354,062
		4,215,657
Nebraska 0.2%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	960,000	978,279
Series C, 4.5%, 9/1/2043	2,985,000	3,073,117
		4,051,396
Nevada 1.7%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,288,611
5.0%, 6/1/2025	3,190,000	3,447,880
Clark County, NV, Flood Control, 5.0%, 11/1/2022	3,215,000	3,781,129
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,316,187
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027	2,000,000	2,365,200
Series C, 5.0%, 9/15/2027	4,355,000	5,168,862
Series B, 5.0%, 12/1/2027	2,500,000	2,950,350
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,702,052
		30,020,271
New Hampshire 0.1%
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	2,015,566
New Jersey 1.5%
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2020	1,150,000	1,234,766
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	3,000,000	3,127,110
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2024	2,000,000	2,341,460
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,315,450
Series B, 5.25%, 6/15/2026	5,000,000	5,260,550
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2028	7,870,000	8,928,358
		26,207,694
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	495,000	509,301
"I", Series D, 5.35%, 9/1/2040	375,000	395,295
"I", Series B-2, 5.65%, 9/1/2039	190,000	196,775
		1,101,371
New York 9.3%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,601,350
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 1.138% **, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,201,302
Series B-2, 5.0%, 11/15/2021	5,000,000	5,781,750
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 1.22% **, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	5,012,300
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2026	5,930,000	7,111,968
New York, State Dormitory Authority Revenues, Non State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,256,778
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,109,840
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 2/15/2022	2,065,000	2,405,601
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,423,100
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,542,500
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2023	6,265,000	7,416,632
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,134,300
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series A, 5.0%, 12/15/2026	15,000,000	18,042,600
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.65% *, 2/15/2035, LIQ: Fannie Mae, LOC: Fannie Mae	1,800,000	1,800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series AA, 5.0%, 6/15/2021	8,145,000	8,603,645
Series AA, Prerefunded 6/15/2018 @ 100, 5.0%, 6/15/2021	1,855,000	1,956,153
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	882,750
Series B1, 5.0%, 11/1/2028	1,175,000	1,374,362
Series D-1, 5.0%, 11/1/2028	9,715,000	11,199,938
Series E-1, 5.0%, 2/1/2029	3,055,000	3,486,213
Series B1, 5.0%, 11/1/2029	935,000	1,086,405
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-2, 5.0%, 7/15/2028	6,750,000	8,034,187
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	10,346,310
Series B, 5.0%, 8/1/2026	2,870,000	3,383,960
Series C, 5.0%, 8/1/2027	5,000,000	5,887,650
Series D-1, 5.0%, 8/1/2029	8,620,000	9,929,895
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series ABCD-4, 0.99% **, 1/1/2018, INS: AGMC	3,665,000	3,664,707
Series A, 5.0%, 11/15/2028	4,975,000	5,713,539
		166,389,735
North Carolina 2.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,108,120
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, Prerefunded 1/1/2019 @ 100, 5.0%, 1/1/2026	4,200,000	4,508,952
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	11,894,930
North Carolina, State Eastern Municipal Power Agency, Power System Revenue, Series A, Prerefunded 7/1/2022 @ 100, 5.0%, 1/1/2026	1,500,000	1,763,475
North Carolina, State Limited Obligation:
Series C, 5.0%, 5/1/2022	5,000,000	5,840,200
Series B, 5.0%, 6/1/2024	10,000,000	11,968,000
		37,083,677
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,465,613
Ohio 2.2%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,334,110
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,120,240
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,112,177
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,162,880
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,765,429
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,228,217
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,491,550
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	205,000	212,790
Ohio, State Infrastructure Improvement, Series A, 5.0%, 9/1/2023	12,000,000	14,321,160
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,509,330
		40,257,883
Oregon 1.5%
Oregon, State Department of Administrative Services Lottery Revenue:
Series C, 5.0%, 4/1/2023	2,000,000	2,378,500
Series E, 5.0%, 4/1/2023	2,020,000	2,402,285
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,409,920
Series J, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2029	5,425,000	6,228,551
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,582,825
Series A, 5.5%, 7/1/2029	7,000,000	7,911,120
		26,913,201
Pennsylvania 4.9%
Lehigh County, PA, Industrial Development Authority Revenue, PPL Electric Utilities Corp.:
Series B, 0.9% **, Mandatory Put 8/15/2017 @ 100, 2/15/2027	1,555,000	1,555,824
Series A, 0.9% **, Mandatory Put 9/1/2017 @ 100, 9/1/2029	1,800,000	1,798,596
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, Prerefunded 3/15/2019 @ 100, 5.5%, 9/15/2024	1,000,000	1,091,120
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue:
5.0%, 7/1/2031 (a)	1,000,000	1,165,890
5.0%, 7/1/2032 (a)	1,500,000	1,737,345
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	8,955,520
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series A, 5.0%, 2/1/2028	3,000,000	3,434,220
5.0%, 3/15/2029	10,000,000	11,645,900
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,295,715
Pennsylvania, State General Obligation, Series 2, 5.0%, 9/15/2029	7,000,000	8,084,020
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	5,510,000	5,768,364
Series 122, 4.0%, 10/1/2046	9,120,000	9,826,344
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 1.52% **, 12/1/2020	3,000,000	2,993,280
Series B, 1.79% **, 12/1/2019	500,000	503,175
Series C, 5.0%, 12/1/2028	2,950,000	3,347,689
Series B, 5.0%, 6/1/2029	5,000,000	5,660,750
Series C, 5.5%, 12/1/2026	2,120,000	2,530,093
Series C, 5.5%, 12/1/2027	2,820,000	3,347,904
Series C, 5.5%, 12/1/2028	1,000,000	1,181,690
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2029	1,500,000	1,701,225
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	315,000	317,936
Philadelphia, PA, School District, Series F, 5.0%, 9/1/2030	9,000,000	9,909,180
		88,851,780
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	49,734
South Carolina 1.1%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	7,360,000	8,694,295
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,354,740
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,080,200
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue:
Series B, 5.0%, 3/1/2023	1,880,000	2,220,825
Series B, 5.0%, 3/1/2024	500,000	596,260
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,437,775
		20,384,095
Tennessee 0.4%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	4,460,000	4,593,800
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	1,395,000	1,469,646
Series 1C, 4.5%, 7/1/2037	1,465,000	1,557,061
		7,620,507
Texas 19.3%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,841,917
Comal, TX, Independent School District, School Building Improvements:
Series A, 5.25%, 2/1/2020	40,000	41,507
Series A, Prerefunded 2/1/2018 @ 100, 5.25%, 2/1/2020	2,290,000	2,383,707
Dallas, TX, Independent School District, Series A, 4.0%, 2/15/2029	12,710,000	13,813,228
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,079,707
5.0%, 10/1/2030	1,210,000	1,347,637
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	3,030,000	3,424,385
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,790,000	4,283,306
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,671,000
Denton County, TX, General Obligation, 4.0%, 7/15/2030	3,000,000	3,260,010
Duncanville, TX, Independent School District, 5.0%, 2/15/2028	5,645,000	6,628,303
El Paso, TX, Independent School District, School Building Improvements:
5.0%, 8/15/2022	680,000	719,868
Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2022	4,205,000	4,459,613
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,273,035
Series B, 5.0%, 3/1/2028	7,800,000	9,133,254
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,114,320
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,139,289
Grand Prairie, TX, Independent School District, 4.0%, 8/15/2027	7,525,000	8,338,829
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 1.22% **, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	5,994,300
Harris County, TX, Flood Control District, Contract Tax Revenue:
Series B, 5.0%, 10/1/2028	5,000,000	5,916,400
Series A, 5.0%, 10/1/2029	5,000,000	5,614,250
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,150,720
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,510,840
Series B, 5.0%, 7/1/2027	9,600,000	10,867,296
Series A, 5.25%, 7/1/2029	8,000,000	8,425,440
Houston, TX, General Obligation:
Series A, 5.0%, 3/1/2026	865,000	929,806
Series A, Prerefunded 3/1/2019 @ 100, 5.0%, 3/1/2026	7,135,000	7,701,662
Houston, TX, Port Authority, Series A, 5.0%, 10/1/2023	4,565,000	5,427,694
Houston, TX, Utility System Revenue, SIFMA Index, Series A, 1.54% **, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	11,953,560
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,330,320
Series D, 5.0%, 11/15/2028	3,560,000	4,188,091
Series A, 5.25%, 11/15/2028	2,500,000	2,848,325
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,503,183
Judson, TX, Independent School District, School Building, 4.0%, 2/1/2029	2,000,000	2,180,900
Katy, TX, Independent School District:
Series B, 5.0%, 2/15/2027	3,020,000	3,569,912
Series A, 5.0%, 2/15/2028	6,210,000	7,291,720
Lewisville, TX, Independent School District, School Building, Prerefunded 2/15/2019 @ 100, 5.0%, 8/15/2026	6,360,000	6,850,928
Longview, TX, Independent School District, School Building Improvements, Prerefunded 8/15/2018 @ 100, 5.0%, 2/15/2022	2,000,000	2,120,800
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,242,160
Magnolia, TX, Independent School District:
4.0%, 8/15/2029	1,255,000	1,360,169
4.0%, 8/15/2030	1,305,000	1,404,937
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,256,200
Series A, 5.0%, 1/1/2028	1,150,000	1,326,100
Series B, 5.0%, 1/1/2029	2,845,000	3,246,259
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,713,322
Series A, 6.0%, 1/1/2022	865,000	898,977
Series A, Prerefunded 1/1/2018 @ 100, 6.0%, 1/1/2022	6,135,000	6,405,738
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,483,132
Series A, 5.5%, 9/1/2028	1,240,000	1,437,420
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,783,948
San Antonio, TX, Electric & Gas Revenue, Series A, Prerefunded 2/1/2019 @ 100, 5.25%, 2/1/2026	7,000,000	7,555,450
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,209,605
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,837,075
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	5,894,716
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,066,200
Series D, 5.0%, 11/1/2024	2,250,000	2,528,482
Series C, 5.0%, 11/1/2025	4,605,000	5,174,961
Series C, 5.0%, 11/1/2026	3,290,000	3,697,203
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,869,712
Texas, Klein Independent School District, Series A, 5.0%, 8/1/2030	5,745,000	6,720,501
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	13,680,000	16,226,942
Texas, Northwest Independent School District, Series A, 4.0%, 2/15/2032	2,000,000	2,130,240
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	5,784,852
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,251,016
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	850,000	877,974
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	3,645,000	3,658,924
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,604,550
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2028	5,000,000	5,925,800
Texas, State Transportation Commission Mobility Fund, Series B, 1.02% **, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	4,997,950
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	4,705,040
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,367,480
Texas, Water Development Board Revenue, State Revolving Fund:
Series A, 5.0%, 7/15/2020	3,150,000	3,200,998
Series B, 5.25%, 7/15/2021	3,000,000	3,051,870
Victoria, TX, Independent School District:
4.0%, 2/15/2028	5,000,000	5,448,950
4.0%, 2/15/2029	3,625,000	3,920,800
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,876,650
5.0%, 12/15/2027	2,770,000	3,011,959
5.0%, 12/15/2028	2,905,000	3,158,752
		346,642,076
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,092,838
Virginia 1.4%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	16,745,000	18,177,033
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,723,781
		25,900,814
Washington 4.8%
King County, WA, Public Hospital District No. 2, 5.0%, 12/1/2022	6,865,000	8,020,723
Port of Seattle, WA, Revenue Bond, Series B, 5.0%, 3/1/2022	1,250,000	1,441,863
Seattle, WA, Municipal Light & Power Revenue:
Series B-1, 1.32% **, Mandatory Put 11/1/2018 @ 100, 5/1/2045	6,000,000	6,000,240
Series B, 5.0%, 2/1/2025	7,250,000	8,008,930
Seattle, WA, Water System Revenue, Prerefunded 2/1/2018 @ 100, 5.0%, 2/1/2020	3,870,000	4,022,323
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	5,898,650
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 144A, 1.25%, 11/1/2017	3,000,000	3,006,300
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	10,000,000	11,171,800
Series R-2015-C, 5.0%, 7/1/2030	3,095,000	3,578,377
Series 2011-A, 5.0%, 8/1/2031	17,845,000	19,775,115
Series A, 5.0%, 8/1/2032	14,000,000	15,812,860
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	400,000	420,424
		87,157,605
Wisconsin 2.0%
Wisconsin, State Clean Water Revenue:
5.0%, 6/1/2029	8,500,000	9,862,550
Series 1, Prerefunded 6/1/2020 @ 100, 5.0%, 6/1/2031	2,500,000	2,803,475
Wisconsin, State General Fund, Annual Appropriation Revenue:
Series A, 6.0%, 5/1/2026	4,525,000	4,994,333
Series A, Prerefunded 5/1/2019 @ 100, 6.0%, 5/1/2026	475,000	525,825
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,508,260
Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	4,046,105
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,094,950
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	2,969,175
Series 2, 5.0%, 7/1/2026	5,000,000	5,916,350
		35,721,023
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,717,068,491) †	99.2	1,785,420,165
Other Assets and Liabilities, Net	0.8	14,046,087
Net Assets	100.0	1,799,466,252

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2017.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2017.
† The cost for federal income tax purposes was $1,716,055,852. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $69,364,313. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $77,567,024 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,202,711.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,785,420,165	$—	$1,785,420,165
Total	$—	$1,785,420,165	$—	$1,785,420,165

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017